Financial Assets at Amortised Cost - Other Financial Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Financial Assets [Abstract]
Financial assets pledged as collateral	$ 5,918,650	$ 5,576,829
Other Receivables	4,762,528	2,696,999
Receivable from financial institution for spot transactions pending settlement	253,523	10,525,742
Receivable from non-financial institution for spot transactions pending settlement	27,779	140,067
Others	161,406	847,055
Allowances for loan losses	(226,349)	(3)
TOTAL	$ 10,897,537	$ 19,786,689